Cover	Sep. 03, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002142055
Document Type	S-6
Entity Registrant Name	FT 13204
Document Period End Date	Sep. 03, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying equity securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Through our selection process we seek to find the stocks that we believe have the best prospects for above-average total return.

Identify the Universe: We begin by selecting stocks of foreign companies that trade on a U.S. stock exchange either directly or through an American Depositary Receipt/ADR and eliminate those companies that do not meet our investment criteria. These criteria are designed to identify well-capitalized companies with above-average dividend yields and the ability to sustain current dividend levels as of the date the portfolio was selected. Criteria include:

•	Market capitalization greater than $250 million;
•	Dividend yield greater than 3%; and
•	Dividend payout ratio less than 90%.

Examine Historical Financial Results: The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers. Historically, companies that have increased their cash flows at a higher rate have rewarded shareholders with superior total returns.

Select Companies With Attractive Valuations: The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objectives, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in companies headquartered or incorporated in Europe and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.